Summary of Significant Accounting Policies (Details 1) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Dilutive adjustments to the number of common shares
Total	3,359,393	3,317,930	3,362,893	3,184,180
Common stock purchase warrants [Member]
Dilutive adjustments to the number of common shares
Total	2,577,238	2,853,575	2,577,238	2,853,575
Stock options [Member]
Dilutive adjustments to the number of common shares
Total	782,155	464,355	785,655	330,605